UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2018 – March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 32.9%
American Express Credit Account Master Trust
Series 2013-A-1, 2.20%, (1M US LIBOR + 0.42%), 07/16/18 (a)	470	470
Series 2013-B-2, 2.48%, (1M US LIBOR + 0.70%), 10/15/18 (a)	4,100	4,111
Series 2014-B-1, 2.28%, (1M US LIBOR + 0.50%), 05/15/19 (a)	1,214	1,218
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,396
AmeriCredit Automobile Receivables Trust
Series 2015-B-3, 2.08%, 09/08/18	273	273
Series 2014-C-4, 2.47%, 09/10/18	1,900	1,900
Series 2014-C-2, 2.18%, 06/08/20	642	641
Series 2015-C-1, 2.51%, 01/08/21	1,075	1,075
Series 2016-B-1, 2.30%, 03/08/21	1,500	1,492
Series 2014-C-3, REMIC, 2.58%, 08/08/18	460	460
Apidos CLO XI
Series 2012-AR-11A, 3.17%, (3M US LIBOR + 1.44%), 01/17/23 (a) (b)	500	503
Apidos CLO XII
Series 2013-AR-12A, 3.12%, (3M US LIBOR + 1.08%), 04/15/31 (a) (b)	926	928
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (b)	170	170
Series 2015-B-2A, 2.62%, 12/10/19 (c) (d)	2,564	2,563
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	746	745
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	724	722
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	937	929
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	716	711
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	891	883
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	597	587
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	321	320
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	2,337	2,389
Bank of The West Auto Trust
Series 2015-A3-1, 1.31%, 10/15/19 (c) (d)	29	30
Series 2017-A2-1, 1.78%, 02/15/21 (b)	2,107	2,096
Series 2017-A3-1, 2.11%, 01/15/23 (b)	2,228	2,191
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	546
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	1,458	1,455
California Republic Auto Receivables Trust
Series 2014-A4-2, 1.57%, 08/15/18	490	489
Series 2014-A4-3, 1.79%, 10/15/18	416	415
Series 2016-A3-1, 1.89%, 10/15/18	1,204	1,202
Series 2016-A3-2, 1.56%, 01/15/19	1,755	1,750
Series 2017-A3-1, 1.90%, 09/16/19	1,933	1,921
Carlyle Global Market Strategies CLO Ltd.
Series 2013-A1RR-4A, 3.02%, 01/15/31 (a) (b) (e)	2,000	2,000
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,610	1,586
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	1,831	1,824
Series 2016-A2-1, 1.69%, 09/14/22 (b)	1,487	1,479
Series 2015-A3-1, 1.92%, 01/17/23 (b)	6,092	6,077
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (b)	2,827	2,806
Chrysler Capital Auto Receivables Trust
Series 2015-A3-BA, 1.91%, 08/15/18 (b)	407	407
Series 2015-A4-AA, 1.55%, 02/18/20 (c) (d)	537	536
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	2,309	2,293
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (b)	64	64
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	932	927
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,013
CNH Equipment Trust
Series 2014-A4-A, 1.50%, 05/15/20	126	126
	Shares/Par[1]	Value ($)
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	545	539
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	944	919
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	263	258
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	841	819
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,688	1,663
COMM Mortgage Trust
Series 2013-A1-CR12, REMIC, 1.30%, 09/10/18	311	310
Series 2014-ASB-UBS6, REMIC, 3.39%, 08/10/24	207	209
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	263	261
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	1,791	1,774
Series 2017-A3-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	1,980	1,978
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/10/21 (b)	1,275	1,322
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	506
Series 2017-A2-1, 1.86%, 06/24/19 (b)	2,406	2,400
Series 2017-A2B-2, 2.15%, (1M US LIBOR + 0.30%), 02/24/20 (a) (b)	1,750	1,751
Series 2015-C-2, 2.75%, 09/22/20 (b)	224	224
Series 2017-A3-1, 2.14%, 04/22/22 (b)	4,317	4,293
Series 2017-A3-2, 2.19%, 10/24/22 (b)	1,125	1,113
Dryden XXXVII Senior Loan Fund
Series 2015-AR-37A, 2.82%, (3M US LIBOR + 1.10%), 01/15/31 (a) (b)	3,500	3,516
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	618	618
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.35%, 12/25/20 (a) (b)	2,210	2,253
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	2,172	2,137
First Investors Auto Owner Trust
Series 2014-B-3A, 2.39%, 07/16/18 (b)	880	879
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	623	622
Series 2015-A2-2A, 2.28%, 10/15/18 (c) (d)	579	578
Series 2016-A2-1A, 2.26%, 02/15/19 (c) (d)	1,759	1,755
Series 2013-C-3A, 2.91%, 01/15/20 (b)	1,299	1,299
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 04/15/18	1,364	1,363
Series 2014-C-B, 1.95%, 04/15/18	1,549	1,549
Series 2014-B-C, 1.97%, 04/15/20	553	550
Series 2015-B-A, 2.03%, 08/15/20	770	766
Series 2015-C-A, 2.20%, 11/15/20	3,000	2,986
Ford Credit Floorplan Master Owner Trust
Series 2013-A-4, 2.33%, (1M US LIBOR + 0.55%), 06/15/18 (a)	535	536
Series 2016-A-4, 2.31%, (1M US LIBOR + 0.53%), 07/15/18 (a)	1,000	1,001
Series 2015-A2-4, 2.38%, (1M US LIBOR + 0.60%), 08/15/18 (a)	1,120	1,122
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (b)	1,278	1,270
GM Financial Automobile Leasing Trust
Series 2016-A2A-3, 1.35%, 07/20/18	654	653
Series 2015-B-2, 2.42%, 07/22/19	1,337	1,336
Series 2017-A3-3, 2.01%, 11/20/20	1,670	1,653
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (b)	3,113	3,075
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (b)	847	846
Series 2015-A2-1, 2.28%, (1M US LIBOR + 0.50%), 05/15/18 (a) (b)	7,000	7,003
Series 2016-A1-1, 1.96%, 05/17/21 (b)	4,018	3,985
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (b)	511	510

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Series 2017-A3-1, 2.06%, 06/22/20 (b)	1,071	1,063
Series 2018-A3-1, 2.60%, 06/15/21 (b)	611	608
Series 2015-A4-1, 2.02%, 06/21/21 (b)	490	489
Series 2018-A4-1, 2.83%, 06/17/24 (c) (d)	404	402
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,204	1,251
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22 (b)	3,377	3,430
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	1,424	1,421
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	464	453
Series 2017-A-AA, 2.66%, 12/27/28 (b)	4,223	4,162
Huntington Auto Trust
Series 2016-A3-1, 1.59%, 08/15/19	2,720	2,702
Series 2015-A3-1, 1.24%, 09/16/19	139	139
Hyundai Auto Receivables Trust
Series 2014-C-A, 2.02%, 08/15/19	695	694
Series 2014-B-B, 1.72%, 11/15/19	1,030	1,028
Series 2014-C-B, 2.10%, 11/15/19	254	254
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,173
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	270	268
JPMorgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,692	1,701
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,238	1,227
Series 2016-A1-2, REMIC, 2.70%, 06/25/46 (a) (b)	2,443	2,421
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,582	1,564
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,334	1,316
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	1,443	1,423
Kubota Credit Owner Trust
Series 2016-A2-1A, 1.25%, 04/15/19 (b)	188	188
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	5,065	5,012
Series 2017-A3-1A, 1.88%, 12/15/20 (c) (d)	3,050	2,994
Series 2015-A4-1A, REMIC, 1.79%, 08/16/21 (b)	261	260
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (b)	141	141
Series 2017-A3-1, 2.07%, 05/15/20 (b)	635	632
Mercedes-Benz Master Owner Trust
Series 2015-A-BA, 2.16%, (1M US LIBOR + 0.38%), 04/16/18 (a) (b)	1,500	1,500
Series 2016-A-AA, 2.36%, (1M US LIBOR + 0.58%), 05/15/18 (a) (b)	5,672	5,675
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 2.49%, (1M US LIBOR + 0.62%), 10/25/28 (a)	1,069	1,058
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	818
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/13/21 (b)	3,000	2,902
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	74	73
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,705	1,667
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (b)	2,642	2,631
Prestige Auto Receivables Trust
Series 2016-A2-2A, 1.46%, 09/17/18 (b)	513	511
Series 2017-A2-1A, 1.80%, 03/15/19 (b)	4,082	4,068
Santander Retail Auto Lease Trust
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (b)	3,000	3,000
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	821	819
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,532	1,537
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (b)	2,302	2,310
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,604	1,612
	Shares/Par[1]	Value ($)
Sierra Receivables Funding Co. LLC
Series 2015-A-1A, 2.40%, 03/20/32 (b)	158	155
Sierra Timeshare Receivables Funding LLC
Series 2013-A-3A, 2.20%, 05/20/21 (b)	552	550
Series 2014-A-2A, 2.05%, 06/20/31 (b)	1,989	1,978
Series 2014-A-3A, 2.30%, 10/20/31 (b)	606	602
Series 2016-A-1A, 3.08%, 03/21/33 (b)	606	608
Sound Point CLO II Ltd.
Series 2013-A1R-1A, 2.82%, (3M US LIBOR + 1.07%), 01/26/31 (a) (b)	1,500	1,500
SunTrust Auto Receivables Trust
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	990	984
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	3,293	3,246
Voya CLO Ltd.
Series 2016-A1R-1A, 2.79%, 01/20/31 (a) (b)	1,508	1,508
Series 2013-A1R-2A, 3.28%, 04/25/31 (a) (b) (e)	985	985
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 3.65%, 06/25/35 (a)	308	314
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (b)	472	471
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (b)	91	91
World Omni Auto Receivables Trust
Series 2017-A2B-A, 1.92%, (1M US LIBOR + 0.14%), 02/15/19 (a)	4,204	4,204
World Omni Automobile Lease Securitization Trust
Series 2017-A2-A, 1.68%, 12/16/19	2,061	2,052
Total Non-U.S. Government Agency Asset-Backed Securities (cost $211,247)		209,764
CORPORATE BONDS AND NOTES 52.5%
Consumer Discretionary 1.2%
Amazon.com Inc.
1.90%, 08/21/20 (b)	3,000	2,937
Dollar General Corp.
1.88%, 04/15/18	568	568
Newell Rubbermaid Inc.
3.85%, 04/01/23 (f)	1,000	998
Time Warner Cable Inc.
8.75%, 02/14/19	3,000	3,142
		7,645
Consumer Staples 4.2%
BAT Capital Corp.
2.30%, 08/14/20 (b)	6,000	5,884
CVS Health Corp.
2.13%, 06/01/21	1,250	1,206
3.70%, 03/09/23	7,350	7,376
Kraft Foods Group Inc.
5.38%, 02/10/20	1,000	1,041
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,834	1,832
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (b)	2,000	1,961
Philip Morris International Inc.
2.00%, 02/21/20	4,500	4,432
Reynolds American Inc.
2.30%, 06/12/18	3,000	2,998
		26,730
Energy 2.9%
Anadarko Petroleum Corp.
6.95%, 06/15/19	1,389	1,452
Andeavor Logistics LP
3.50%, 12/01/22	1,095	1,077
Columbia Pipeline Group Inc.
2.45%, 06/01/18	5,000	4,999
Energy Transfer Partners LP
6.70%, 07/01/18	2,675	2,699
Phillips 66
2.47%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,426
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,069
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (g)	2,000	2,104

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
5.63%, 04/15/23	2,000	2,137
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	1,500	1,554
		18,517
Financials 31.8%
ABN AMRO Bank NV
2.65%, 01/19/21 (b)	3,000	2,954
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	2,000	2,013
American International Group Inc.
3.30%, 03/01/21	235	235
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	2,000	1,984
3.30%, 02/01/23	2,000	1,997
ANZ New Zealand International Ltd.
2.75%, 01/22/21 (b)	2,000	1,974
Athene Global Funding
3.00%, 07/01/22 (b)	2,000	1,947
Bank of America Corp.
5.65%, 05/01/18	3,000	3,008
5.49%, 03/15/19	3,795	3,885
2.40%, (3M US LIBOR + 0.66%), 07/21/21 (a)	2,000	2,006
2.50%, 10/21/22	1,104	1,060
3.55%, 03/05/24	942	945
Bank of Montreal
2.75%, (3M US LIBOR + 0.79%), 08/27/21 (a)	4,000	4,033
Bank of Nova Scotia
2.55%, (3M US LIBOR + 0.83%), 01/15/19 (a)	635	638
Barclays Plc
2.75%, 11/08/19	4,000	3,973
BB&T Corp.
2.15%, 02/01/21	3,000	2,925
Berkshire Hathaway Finance Corp.
2.81%, (3M US LIBOR + 0.69%), 03/15/19 (a)	4,000	4,026
BNP Paribas SA
3.50%, 03/01/23 (c) (d)	2,528	2,508
BNZ International Funding Ltd.
2.40%, 02/21/20 (b)	3,000	2,958
Boral Finance Pty Ltd.
3.00%, 11/01/22 (c) (d)	880	858
Capital One Bank USA NA
2.15%, 11/21/18	1,075	1,073
Capital One Financial Corp.
3.20%, 01/30/23	1,500	1,465
Capital One NA
1.85%, 09/13/19	2,215	2,177
2.35%, 01/31/20	1,550	1,525
CBOE Holdings Inc.
1.95%, 06/28/19	4,000	3,954
CIT Group Inc.
4.13%, 03/09/21	1,572	1,582
Citibank NA
2.13%, 10/20/20	3,000	2,928
Citigroup Inc.
2.96%, (3M US LIBOR + 0.93%), 06/07/19 (a)	2,000	2,013
3.14%, 01/24/23	2,460	2,432
Citizens Bank NA
2.30%, 12/03/18	4,000	3,990
CNH Industrial Capital LLC
4.88%, 04/01/21	2,300	2,365
3.88%, 10/15/21	2,000	2,001
Compass Bank
2.88%, 06/29/22	1,000	970
Credit Agricole SA
2.75%, 06/10/20 (b)	2,000	1,983
3.04%, (3M US LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,039
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,500	1,488
Daimler Finance North America LLC
1.50%, 07/05/19 (c) (d)	3,000	2,948
2.30%, 01/06/20 (b)	1,500	1,482
Diamond 1 Finance Corp.
3.48%, 06/01/19 (c) (d)	1,000	1,005
4.42%, 06/15/21 (c) (d)	2,000	2,052
	Shares/Par[1]	Value ($)
5.45%, 06/15/23 (b)	1,500	1,591
Discover Bank
3.10%, 06/04/20	5,750	5,728
Fifth Third Bank
2.20%, 10/30/20	2,500	2,443
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,550	1,535
2.46%, 03/27/20	1,500	1,476
3.20%, 01/15/21	2,500	2,480
General Electric Capital Corp.
2.20%, 01/09/20	5,189	5,122
General Motors Financial Co. Inc.
2.40%, 04/10/18	1,000	1,000
3.25%, 05/15/18	785	786
2.65%, 04/13/20	1,000	987
3.70%, 05/09/23	1,000	992
Glencore Funding LLC
2.13%, 04/16/18 (b)	2,492	2,492
3.00%, 10/27/22 (b)	1,821	1,756
Goldman Sachs Group Inc.
2.94%, (3M US LIBOR + 1.10%), 11/15/18 (a)	2,200	2,210
7.50%, 02/15/19	2,000	2,082
2.35%, 11/15/21	668	645
3.00%, 04/26/22	2,638	2,591
2.91%, 07/24/23	1,362	1,326
HSBC Bank Plc
1.50%, 05/15/18 (b)	540	540
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,143	2,114
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	1,500	1,541
2.75%, 06/23/20	2,000	1,989
2.61%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,000	3,008
2.30%, 08/15/21	3,000	2,913
JPMorgan Chase Bank NA
2.86%, (3M US LIBOR + 0.59%), 09/23/19 (a)	4,000	4,021
Lloyds Bank Plc
6.50%, 09/14/20 (b)	3,070	3,277
Lloyds Banking Group Plc
3.10%, 07/06/21	2,700	2,681
Manufacturers & Traders Trust Co.
2.63%, 01/25/21	2,000	1,972
Morgan Stanley
3.30%, (3M US LIBOR + 1.50%), 11/09/18 (a)	930	936
2.59%, (3M US LIBOR + 0.85%), 01/24/19 (a)	1,500	1,507
2.38%, 07/23/19	3,721	3,708
5.63%, 09/23/19	3,000	3,119
2.50%, 04/21/21	2,000	1,956
National Australia Bank Ltd.
2.41%, (3M US LIBOR + 0.51%), 05/22/20 (a) (b)	3,000	3,005
National City Bank of Indiana
4.25%, 07/01/18 (i)	5,500	5,525
Pricoa Global Funding I
1.45%, 09/13/19 (b)	3,000	2,942
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (b)	6,000	5,758
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	1,500	1,474
Santander UK Plc
2.79%, (3M US LIBOR + 0.85%), 08/24/18 (a)	840	841
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,000	1,982
UBS AG
2.45%, 12/01/20 (b)	3,636	3,570
USAA Capital Corp.
2.13%, 06/03/19 (b)	5,000	4,961
WEA Finance LLC
2.70%, 09/17/19 (b)	2,920	2,906
Wells Fargo & Co.
2.74%, (3M US LIBOR + 0.93%), 02/11/22 (a)	3,000	3,011
2.63%, 07/22/22	1,500	1,451
Wells Fargo Bank NA
2.40%, 01/15/20	2,000	1,984

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Westpac Banking Corp.
2.75%, 01/11/23	2,000	1,948
		202,281
Health Care 3.9%
Abbott Laboratories
2.90%, 11/30/21	2,000	1,981
Actavis Funding SCS
3.00%, 03/12/20	5,500	5,470
Becton Dickinson & Co.
2.40%, 06/05/20	2,000	1,962
2.89%, 06/06/22	2,000	1,940
Express Scripts Holding Co.
2.76%, (3M US LIBOR + 0.75%), 11/30/20 (a)	4,000	4,004
Gilead Sciences Inc.
2.42%, (3M US LIBOR + 0.22%), 03/20/19 (a)	4,500	4,498
HCA Inc.
3.75%, 03/15/19	2,000	2,006
Mylan NV
2.50%, 06/07/19	1,278	1,268
Perrigo Finance Plc
3.50%, 12/15/21	1,500	1,491
		24,620
Industrials 2.5%
Aircastle Ltd.
4.63%, 12/15/18	3,500	3,531
6.25%, 12/01/19	2,000	2,077
International Lease Finance Corp.
6.25%, 05/15/19	3,060	3,165
4.63%, 04/15/21	1,000	1,028
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (c) (d)	2,000	1,989
Ryder System Inc.
2.50%, 05/11/20	515	508
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19 (b)	4,000	3,913
		16,211
Information Technology 0.7%
Broadcom Corp.
2.65%, 01/15/23	2,000	1,904
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	1,000	1,009
NetApp Inc.
2.00%, 09/27/19	1,304	1,284
		4,197
Materials 0.8%
Anglo American Capital Plc
4.13%, 04/15/21 (b)	2,000	2,029
Freeport-McMoRan Inc.
4.00%, 11/14/21	1,690	1,684
3.55%, 03/01/22	1,000	967
LyondellBasell Industries NV
5.00%, 04/15/19	731	742
		5,422
Real Estate 2.7%
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,267
Boston Properties LP
5.88%, 10/15/19	1,075	1,117
Crown Castle International Corp.
3.40%, 02/15/21	1,000	1,004
3.15%, 07/15/23	2,000	1,939
Equity Commonwealth
5.88%, 09/15/20	2,480	2,578
Hospitality Properties Trust
4.25%, 02/15/21	2,589	2,635
Post Apartment Homes LP
3.38%, 12/01/22	2,533	2,536
Prologis International Funding II
4.88%, 02/15/20 (b)	3,900	4,034
		17,110
Telecommunication Services 0.9%
AT&T Inc.
2.85%, 02/14/23	3,000	3,002
	Shares/Par[1]	Value ($)
Verizon Communications Inc.
2.45%, (3M US LIBOR + 0.55%), 05/22/20 (a)	3,000	3,013
		6,015
Utilities 0.9%
AES Corp.
4.00%, 03/15/21	2,582	2,594
Exelon Corp.
2.85%, 06/15/20	1,395	1,383
Exelon Generation Co. LLC
2.95%, 01/15/20	767	764
Southern California Edison Co.
1.85%, 02/01/22	1,203	1,186
		5,927
Total Corporate Bonds And Notes (cost $337,220)		334,675
GOVERNMENT AND AGENCY OBLIGATIONS 13.0%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series UA-4238, REMIC, 3.00%, 08/15/29	325	326
Series BP-3738, REMIC, 4.00%, 12/15/38	53	55
Series KN-3763, REMIC, 3.00%, 02/15/39	582	584
Series AB-3967, REMIC, 2.00%, 03/15/41	427	412
Series AD-4032, REMIC, 2.00%, 10/15/41	432	418
Series KA-4628, REMIC, 3.00%, 01/15/55	3,057	3,029
Federal National Mortgage Association
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	190	186
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	366	355
Series 2012-MA-26, REMIC, 3.50%, 03/25/42	384	388
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	360	345
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	532	554
		6,652
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association
4.00%, 04/01/26	1,143	1,181
Government National Mortgage Association
4.50%, 03/20/41	391	414
		1,595
Sovereign 0.4%
Kreditanstalt fur Wiederaufbau
2.63%, 04/12/21	2,500	2,500
U.S. Government Agency Obligations 3.8%
Federal Home Loan Bank
0.88%, 08/05/19 (j)	5,000	4,911
2.13%, 02/11/20 (j)	5,000	4,980
Federal Home Loan Mortgage Corp.
1.38%, 08/15/19 (j)	5,000	4,941
1.50%, 01/17/20 (j)	1,500	1,479
1.88%, 11/17/20 (j)	1,000	986
Federal National Mortgage Association
0.88%, 08/02/19 (j)	2,200	2,160
1.00%, 08/28/19 (j)	5,000	4,913
		24,370
U.S. Treasury Securities 7.5%
U.S. Treasury Note
1.50%, 10/31/19 - 05/15/20	2,050	2,020
1.00%, 11/15/19	650	637
1.75%, 11/30/19	5,000	4,959
1.88%, 12/31/19	1,710	1,699
2.00%, 01/31/20 - 01/15/21	8,325	8,266
2.25%, 02/29/20 (i)	23,475	23,464
2.25%, 02/15/21	1,500	1,494
2.38%, 03/15/21	5,000	4,998
		47,537
Total Government And Agency Obligations (cost $83,142)		82,654
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 1.55% (k) (l)	8,695	8,695

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74% (l)	5,134	5,134
Total Short Term Investments (cost $13,829)		13,829
Total Investments 100.6% (cost $645,438)		640,922
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net (0.6)%		(4,025)
Total Net Assets 100.0%		636,870

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $218,130 and 34.3%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Investors Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2018.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) All or portion of the security was on loan.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ascentium Equipment Receivables LLC, Series 2015-B-2A, 2.62%, 12/10/19	03/20/18	2,563	2,563	0.4
Bank of The West Auto Trust, Series 2015-A3-1, 1.31%, 10/15/19	12/18/15	29	30	—
BNP Paribas SA, 3.50%, 03/01/23	02/23/18	2,523	2,508	0.4
Boral Finance Pty Ltd., 3.00%, 11/01/22	10/25/17	877	858	0.1
Chrysler Capital Auto Receivables Trust, Series 2015-A4-AA, 1.55%, 02/18/20	03/20/18	536	536	0.1
Daimler Finance North America LLC, 1.50%, 07/05/19	03/28/18	2,950	2,948	0.5
Diamond 1 Finance Corp., 3.48%, 06/01/19	05/18/16	1,009	1,005	0.1
Diamond 1 Finance Corp., 4.42%, 06/15/21	05/18/16	2,070	2,052	0.3
First Investors Auto Owner Trust, Series 2015-A2-2A, 2.28%, 10/15/18	03/20/18	578	578	0.1
First Investors Auto Owner Trust, Series 2016-A2-1A, 2.26%, 02/15/19	03/29/18	1,755	1,755	0.3
GreatAmerica Leasing Receivables Funding LLC, Series 2018-A4-1, 2.83%, 06/17/24	02/06/18	404	402	0.1
Kubota Credit Owner Trust, Series 2017-A3-1A, 1.88%, 12/15/20	03/23/18	2,990	2,994	0.5
Penske Truck Leasing Co. LP, 2.50%, 06/15/19	03/27/18	1,990	1,989	0.3
		20,274	20,218	3.2

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 2-Year	649	June 2018	137,970	17	13
U.S. Treasury Note, 5-Year	(364)	June 2018	(41,496)	(44)	(167)
				(27)	(154)

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 26.1%
U.S. Government Agency Obligations 9.3%
Federal Farm Credit Bank
1.83%, (1M US LIBOR + 0.02%), 05/17/18 (a) (b)	2,100	2,100
1.92%, (US Treasury 3M Bill Money Market Yield + 0.15%), 04/12/19 (a) (b)	10,650	10,659
1.65%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	10,000	9,999
1.87%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 07/03/19 (a) (b)	60,420	60,420
1.86%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	46,895	46,895
1.68%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	26,350	26,350
1.86%, (US Treasury 3M Bill Money Market Yield + 0.10%), 09/20/19 (a) (b)	25,000	25,000
1.84%, (US Treasury 3M Bill Money Market Yield + 0.08%), 11/01/19 (a) (b)	30,000	29,998
Federal Home Loan Bank
1.53%, (3M US LIBOR - 0.25%), 05/02/18 (a) (b)	2,680	2,680
1.74%, (3M US LIBOR - 0.05%), 05/04/18 (a) (b)	3,900	3,901
1.56%, (1M US LIBOR - 0.14%), 07/05/18 (a) (b)	30,000	30,000
1.55%, (1M US LIBOR - 0.17%), 07/09/18 (a) (b)	18,000	18,000
1.52%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	26,000	26,000
		292,002
U.S. Treasury Securities 16.8%
U.S. Treasury Note
1.96%, (US Treasury 3M Bill Money Market Yield + 0.19%), 04/30/18 (a)	87,000	87,005
1.94%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 - 10/31/18 (a)	225,000	225,017
1.84%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	25,000	25,004
1.83%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	51,000	51,001
1.82%, (US Treasury 3M Bill Money Market Yield + 0.05%), 10/31/19 (a)	136,000	136,000
		524,027
Total Government And Agency Obligations (cost $816,029)		816,029
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 62.0%
Repurchase Agreements 23.5%
Repurchase Agreements (c)		735,200
Treasury Securities 21.8%
U.S. Treasury Bill
1.21%, 04/05/18 (d)	45,000	44,992
1.24%, 04/12/18 (d)	362,250	362,071
1.26%, 04/19/18 (d)	50,000	49,956
1.61%, 05/10/18 (d)	82,000	81,866
1.45%, 05/31/18 (d)	35,000	34,905
1.47%, 06/07/18 (d)	30,000	29,907
1.48%, 06/14/18 (d)	46,000	45,841
1.94%, 09/20/18 (d)	33,000	32,694
		682,232
U.S. Government Agency Obligations 16.7%
Federal Farm Credit Bank
1.51%, 04/03/18 (b) (d)	12,040	12,039
Federal Home Loan Bank
1.44%, 04/02/18 (b) (d)	35,000	34,999
1.72%, 04/18/18 (b) (d)	60,000	59,951
1.60%, 04/27/18 (b) (d)	31,100	31,064
1.73%, 05/09/18 (b) (d)	33,000	32,940
1.75%, 05/16/18 - 05/21/18 (b) (d)	109,250	108,999
1.64%, 05/17/18 (b) (d)	54,500	54,386
1.63%, 05/18/18 (b) (d)	30,000	29,936
1.68%, 06/08/18 (b) (d)	32,000	31,899
1.71%, 06/13/18 (b) (d)	65,000	64,775
1.80%, 06/20/18 (b) (d)	60,000	59,761
		520,749
Total Short Term Investments (cost $1,938,181)		1,938,181
Total Investments 88.1% (cost $2,754,210)		2,754,210
Other Assets and Liabilities, Net 11.9%		371,453
Total Net Assets 100.0%		3,125,663

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at March 31, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 1.50-2.75%, due 05/31/19-08/15/42	11,563	11,220	1.77	03/29/18	04/02/18	11,002	11,000	11,000
BMO	U.S. Treasury Note, 1.25-3.63%, due 05/31/18-05/15/44	8,400	8,160	1.77	03/29/18	04/02/18	8,002	8,000	8,000
BNP	Government National Mortgage Association, 2.38-3.50%, due 09/20/41-05/20/46	2,143	2,196
	Federal National Mortgage Association, 3.00-4.00%, due 10/01/25-11/01/46	4,437	4,467
	Federal Home Loan Mortgage Corp., 3.56%, due 01/01/36	258	274
		6,838	6,937	1.79	03/29/18	04/02/18	6,801	6,800	6,800
BOA	Government National Mortgage Association, 3.50%, due 05/20/46	28,121	28,458	1.80	03/29/18	04/02/18	27,906	27,900	27,900
DUB	Federal National Mortgage Association, 0.00%, due 10/08/27	41,725	30,690
	Federal Home Loan Mortgage Corp., 0.00%, due 03/15/31	61,111	39,289
	Federal Farm Credit Bank, 3.15%, due 03/22/27	35,820	36,101
		138,656	106,080	1.81	03/29/18	04/02/18	104,021	104,000	104,000
GSC	Federal National Mortgage Association, 3.00-7.50%, due 09/01/27-11/01/33	586	629
	Federal Home Loan Mortgage Corp., 3.50-4.00%, due 06/01/25-03/01/48	19,150	19,771
		19,736	20,400	1.80	03/29/18	04/02/18	20,004	20,000	20,000
GSC	Government National Mortgage Association, 3.61%, due 02/15/58	26,048	27,246

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal National Mortgage Association, 2.50-7.00%, due 04/01/19-07/01/47	16,115	16,418
	Federal Home Loan Mortgage Corp., 3.00-7.00%, due 04/01/19-02/01/48	7,401	7,336
		49,564	51,000	1.76	03/28/18	04/04/18	50,017	50,000	50,000
GSC	Federal National Mortgage Association, 2.50-5.00%, due 06/01/23-04/01/48	61,311	63,064
	Federal Home Loan Mortgage Corp., 2.50-8.00%, due 08/01/27-06/01/41	22,532	23,636
		83,843	86,700	1.68	03/26/18	04/02/18	85,028	85,000	85,000
GSC	Federal National Mortgage Association, 3.00-7.00%, due 09/01/23-02/01/48	18,628	19,963
	Federal Home Loan Mortgage Corp., 3.50-8.50%, due 07/01/26-12/01/47	65,138	66,737
		83,766	86,700	1.69	03/23/18	04/06/18	85,056	85,000	85,000
HSB	Federal National Mortgage Association, 4.00%, due 10/01/47	157,576	162,285	1.77	03/29/18	04/02/18	159,131	159,100	159,100
HSB	U.S. Treasury Note, 1.75-6.38%, due 05/31/22-08/15/27	104,121	105,471	1.75	03/29/18	04/02/18	103,420	103,400	103,400
JPM	U.S. Treasury Note, 1.13%, due 03/31/20	25,960	25,501	1.80	03/29/18	04/02/18	25,005	25,000	25,000
RBS	U.S. Treasury Note, 1.50%, due 10/31/19	46,170	45,903	1.79	03/29/18	04/02/18	45,009	45,000	45,000
TDS	Federal National Mortgage Association, 4.50%, due 03/01/48	4,828	5,100	1.78	03/29/18	04/02/18	5,001	5,000	5,000
									$735,200

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Investment Conduit
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
RBS - Royal Bank of Scotland
TDS - TD Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended March 31, 2018. The following table details the investment held during the period ended March 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	6,625	96,756	94,686	24	8,695	1.4

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the Investment Company Act of 1940 (“1940 Act”). The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2018 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	206,779	2,985	—	209,764
Corporate Bonds And Notes	—	334,675	—	—	334,675
Government And Agency Obligations	—	82,654	—	—	82,654
Short Term Investments	13,829	—	—	—	13,829
	13,829	624,108	2,985	—	640,922
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	13	—	—	—	13
	13	—	—	—	13
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(167)	—	—	—	(167)
	(167)	—	—	—	(167)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	816,029	—	—	816,029
Short Term Investments	—	1,938,181	—	—	1,938,181
	—	2,754,210	—	—	2,754,210

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in Other Financial Instruments are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2018.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.